Income Taxes (Details) - Schedule of unrecognized tax benefits - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of unrecognized tax benefits [Line Items]
Beginning balance	$ 2,598
Increase related to current year tax positions	68	2,598
Ending balance	$ 2,666	$ 2,598